Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of Capital Structure [line items]
Equity attributable to the equity shareholders of the Company	₨ 749,883	$ 8,998	₨ 781,164
As percentage of total capital	82.00%	82.00%	82.00%
Current loans, borrowings and bank overdrafts	₨ 79,166	$ 950	₨ 88,821
Non-current loans and borrowings	62,300	$ 748	61,272
Current and non-current lease liabilities	23,183		24,573
Total loans, borrowings and bank overdrafts and lease liabilities	₨ 164,649		₨ 174,666
As percentage of total capital	18.00%	18.00%	18.00%
Total capital	₨ 914,532		₨ 955,830
Percentage of change, Equity attributable to the equity shareholders of the Company	(4.00%)	(4.00%)
Change in percentage of loans, borrowings and bank overdrafts and lease liabilities	(5.70%)	(5.70%)
Percentage of change, Total capital (loans and borrowings and equity)	(4.30%)	(4.30%)